Other liabilities and provisions - Current and Non Current liabilities (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended
	May 31, 2024	Mar. 31, 2024
Other liabilities and provisions
Increase in other liabilities and provisions		€ 8,960
Percentage of claim awarded to plaintiff	65.00%
Legal proceedings provision
Other liabilities and provisions
Increase in existing provisions, other provisions	€ 17,000